Financial assets at fair value through other comprehensive income - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income
Dividend income	¥ 4.3	¥ 4.3